Employee benefits (Details 1) - Parent Company Gratuity plan [Member] - INR (₨) ₨ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligations	₨ 2,349	₨ 2,200	₨ 2,007
Fair value of plan assets	(2,160)	(2,174)
Net defined benefit liability recognized	₨ 189	₨ 26